The Company and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue	Revenue recognized during the three months ended March 31, 2024 and 2023 is disaggregated as follows:

	March 31, 2024	March 31, 2023
Product	$1,306,120	$3,064
Service	56,043	4,500

	$1,362,163	$7,564

Revenue recognized during the years ended December 31, 2023 and 2022 is disaggregated as follows:

	2023	2022
Product	$17,832	$701,092
Service	22,523	7,152

	$40,355	$708,244

Revenue from External Customers by Geographic Areas
Revenue recognized by geography during the three months ended March 31, 2024 and 2023 is as follows:

	March 31, 2024	March 31, 2023
United States	$1,358,195	$7,564
International	3,968	—

	$1,362,163	$7,564

Revenue recognized by geography during the years ended December 31, 2023 and 2022 is as follows:

	2023	2022
United States	$35,165	$7,200
International	5,190	701,044

	$40,355	$708,244

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following securities were excluded from the calculation of net loss per share because the inclusion would be anti-dilutive as of March 31, 2024 and 2023:

	March 31, 2024	March 31, 2023
Common stock warrants	23,889,364	395,392
Potential shares from Pre-Paid Advance	10,142,530	—
Merger consideration earnout shares	9,000,000	—
Potential shares from Cable Car Loan	750,000	—
Potential shares from convertible notes	244,308	248,067
Options outstanding	—	1,350,432

	44,026,202	1,993,891

The following securities were excluded from the calculation of net loss per share because the inclusion would be anti-dilutive as of December 31:

	2023	2022
Common stock warrants	1,231,484	905,470
Options outstanding	3,646,922	3,940,536
Potential shares from convertible notes	2,073,554	714,870
Subscription agreements	3,833,912	—

	10,785,872	5,560,876

GIGCAPITAL5 INC [Member]
Summary of Net Loss Per Common Share Basic and Diluted
In accordance with the
two-class
method, the Company’s net loss is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$1,107,741	$1,143,783

Net income attributable to common stock subject to possible redemptions	$1,107,741	$1,143,783

Denominator: Weighted-average common shares subject to redemption
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption	3,020,634	17,954,419

Basic and diluted net income per share, common stock subject to possible redemption	$0.37	$0.06

Non-Redeemable common stock
Numerator: Net loss minus net earnings - Basic and diluted
Net loss	$(4,024,591)	$(2,774,307)
Less: net income attributable to common stock subject to redemption	(1,107,741)	(1,143,783)

Net loss attributable to non-redeemable common stock	$(5,132,332)	$(3,918,090)

Denominator: Weighted-average non-redeemable common shares
Weighted-average non-redeemable common shares outstanding, basic and diluted	6,540,000	6,540,000

Net loss per share, non-redeemable common stock, basic and diluted	$(0.78)	$(0.60)